Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial risk management
Summary of contractual cash flow

	December 31,
	2017
	(€ in thousands)

		Contractual cash flow
	carrying amount	Total	2 months or less	2-12 months	1-3 years	3-5 years	More than 5 years
Bank overdrafts and lines of credit	58	(58)	(58)	--	--	--	--
Long-term debt	17,038	(23,423)	(160)	(798)	(1,843)	(15,587)	(5,035)
Finance lease obligations	479	(495)	(73)	(247)	(132)	(43)	--
Trade payables	3,059	(3,059)	(3,059)	--	--	--	--
Total	20,634	(27,035)	(3,350)	(1,045)	(1,975)	(15,630)	(5,035)

	December 31,
	2016
	(€ in thousands)

		Contractual cash flow
	carrying amount	Total	2 months or less	2-12 months	1-3 years	3-5 years	More than 5 years
Bank overdrafts and lines of credit	224	(224)	(34)	(190)	--	--	--
Long-term debt	5,099	(6,275)	(115)	(685)	(1,379)	(1,127)	(2,969)
Finance lease obligations	791	(831)	(78)	(372)	(376)	(5)	--
Trade payables	1,765	(1,765)	(1,765)	--	--	--	--
Total	7,879	(9,095)	(1,992)	(1,247)	(1,755)	(1,132)	(2,969)

Reconciliation of movements of liabilities to cash flows arising from financing activities

Reconciliation of movements of liabilities to cash flows arising from financing activities

	Liabilities			Equity

(€ in thousands)	Bank overdrafts used for cash management purposes	Other loans and borrowings	Finance lease liabilities	Subscribed capital	Capital reserves	Accumulated deficit	Non-controlling interests	Total
Restated balance at January 1, 2017	224	5,099	791	3,720	75,827	(28,971)	87	56,777

Changes from financing cash flows

Proceeds from loans and borrowings	—	12,612	—	—	—	—	—	12,612
Repayment of borrowings	(166)	(732)	—	—	—	—	—	(898)
Payment of finance lease liabilities	—	—	(435)	—	—	—	—	(435)
Total changes from financing cash flows	(166)	11,880	(435)	—	—	—	—	11,279

Changes arising from obtaining or losing control of subsidiaries or other businesses	—	—	—	—	—	—	—	—

The effect of changes in foreign exchange rates				—	—	—	—	—

Changes in fair value				—	—	—	—	—

Other changes
Liability-related
Capitalized borrowing costs	—	78	—	—	—	—	—	78
Reclassification	—	42	123					165
Interest expense	—	100	45	—	—	—	—	145
Interest paid	—	(161)	(45)	—	—	—	—	(206)
Total liability-related other changes	—	59	123	—	—	—	—	182

Total equity-related other changes	—	—	—	—	400	(8,509)	(16)	(8,125)

Balance at December 31, 2017	58	17,038	479	3,720	76,227	(37,480)	71	60,113